CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 14,797	$ 30,763
Short-term and restricted bank deposits	7,630	9,101
Short-term marketable securities and accrued interest	543	15,706
Trade receivables (net of allowance for doubtful accounts of $ 2,347 and $ 2,437 at December 31, 2013 and 2014, respectively)	31,056	26,431
Other receivables and prepaid expenses	6,244	3,922
Deferred income tax assets, net	3,320	2,277
Inventories	14,736	13,811
Total current assets	78,326	102,011
LONG-TERM ASSETS:
Long-term marketable securities	58,684	0
Long-term and restricted bank deposits and accrued interest	4,066	6,697
Deferred income tax assets, net	872	4,855
Severance pay funds	17,835	19,549
Total long-term assets	81,457	31,101
PROPERTY AND EQUIPMENT, NET	3,856	3,191
INTANGIBLE ASSETS, NET	2,996	4,252
GOODWILL	33,749	33,749
Total assets	200,384	174,304
CURRENT LIABILITIES:
Short-term bank loans and current maturities of long-term bank loans	4,686	4,686
Trade payables	10,111	7,215
Senior convertible notes	0	353
Other payables and accrued expenses	15,758	17,958
Deferred revenues	10,233	6,940
Total current liabilities	40,788	37,152
LONG-TERM LIABILITIES:
Accrued severance pay	17,908	19,845
Long-term bank loans	5,105	9,791
Deferred revenues and other liabilities	2,862	2,707
Total long-term liabilities	25,875	32,343
COMMITMENTS AND CONTINGENT LIABILITIES
EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares at December 31, 2013 and 2014; Issued: 50,090,696 and 54,785,756 shares at December 31, 2013 and 2014, respectively; Outstanding: 38,733,989 and 42,380,158 shares at December 31, 2013 and 2014, respectively	125	114
Additional paid-in capital	235,760	201,248
Treasury stock at cost- 11,356,707 and 12,405,598 shares at December 31, 2013 and 2014, respectively	(41,032)	(35,768)
Accumulated other comprehensive loss	(261)	0
Accumulated deficit	(60,871)	(60,785)
Total equity	133,721	104,809
Total liabilities and equity	$ 200,384	$ 174,304